Consolidated Statement of Financial Position - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	[1],[2]	$ 78,143	$ 74,738
Accounts receivable and accrued revenues	[1]	53,715	75,848
Capitalized voyage expenses		2,450	2,549
Prepaid expenses		7,200	13,557
Inventories		37,688	33,806
Asset held for sale		22,693	0
Total current assets		201,889	200,498
Non-current assets
Vessels		1,185,576	1,283,710
Vessels under construction		93,178	0
Vessel upgrades		0	10
Other property, plant and equipment		4,589	6,649
Goodwill		1,356	1,356
Total non-current assets		1,284,698	1,291,725
Total assets		1,486,587	1,492,223
Current liabilities
Accounts payable and accrued expenses	[1]	23,436	20,493
Current portion long-term debt	[1]	78,649	30,300
Other current liabilities		1,389	1,418
Deferred shipping revenues		6,139	4,394
Total current liabilities		109,613	56,605
Non-current liabilities
Long-term debt	[1]	330,775	398,425
Other non-current liabilities		3,497	5,527
Total non-current liabilities		334,273	403,952
Total liabilities		443,886	460,557
Equity
Common stock at par value		1,600	1,610
Additional paid-in capital		1,217,651	1,228,254
Accumulated deficit		(186,321)	(206,477)
Translation differences		39	201
Other reserves		5,273	3,566
Total equity attributable to the Company		1,038,242	1,027,153
Non-controlling interest		4,459	4,513
Total equity		1,042,701	1,031,667
Total liabilities and equity		$ 1,486,587	$ 1,492,223

[1]	Amounts carried at amortized cost.
[2]	Cash and cash equivalents include $339 thousand in restricted cash in 2024 and $370 thousand in restricted cash in 2023, including employee withholding tax.